Transactions with Related Parties - Additional Information (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		4 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Feb. 21, 2018	Mar. 20, 2017	Mar. 17, 2017	Apr. 30, 2016	Nov. 11, 2014	Nov. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 20, 2018	Sep. 19, 2016	Feb. 04, 2015
Due to affiliate, current							$ 37,063	$ 16,749
Due to affiliate, non current							67,154	76,872
Deferred gain recognized in Statement of Comprehensive Income							(80,205)	4,399	$ (202,779)
Loan receivable from affiliate companies							$ 46,089	30,112
Navios Partners
Termination date of the administrative services agreement							December 31, 2022
Due to affiliate, current							$ 34,765	8,315
Due to affiliate, non current							17,891	14,891
Unamortized deferred gain for vessels and rights sold							8,126	9,955
Deferred gain recognized in Statement of Comprehensive Income							$ 1,828	1,892	1,833
Line of credit facility issuance date							May 31, 2015
Maximum borrowing capacity							$ 60,000
Credit facility outstanding amount							$ 0	0
Interest rate description							LIBOR plus 300 basis points
Loan margin percentage							3.00%
Credit facility maturity date							Jan. 02, 2017
Amount drawn down				$ 21,000
Number of shares issued-common stock	18,422,000	47,795,000
Navios Acquisition
Termination date of the administrative services agreement							May 2020
Due from affiliate							$ 11,941
Due to affiliate								2,800
Due to affiliate, non current							11,282	15,236
Line Credit Facility Arrangement Fees					$ 4,000
Credit facility outstanding amount							$ 0	0
Interest rate description							LIBOR plus 300 basis points
Credit facility maturity date							Dec. 31, 2015
Navios Midstream
Due to affiliate, current							$ 1,828	990
Due to affiliate, non current							$ 2,565	4,554
Description of the option to acquire Navios Midstream							Navios Holdings entered into an option agreement, with Navios Acquisition under which Navios Acquisition, which owns and controls Navios Maritime Midstream Partners GP LLC (“Midstream General Partner”), granted Navios Holdings the option to acquire a minimum of 25% of the outstanding membership interests in Midstream General Partner and the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. The purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value. As of December 31, 2018, Navios Holdings had not exercised any part of that option.
Navios Containers
Due to affiliate, current								3,334
Due to affiliate, non current								7,965
Deferred gain recognized in Statement of Comprehensive Income						$ 417		161
Navios Acquisition Loan
Line of credit facility issuance date							Sep. 19, 2016
Maximum borrowing capacity							$ 70,000
Line Credit Facility Arrangement Fees							700
Navios Acquisition Loan | Navios Logistics
Ownership percentage of Navios Holdings											78.50%
Navios Revolving Loans I Transfer
Due to affiliate, non current							35,417	34,227
Consideration received			$ 33,473
Debt instrument unamortized premium			12,089				$ 8,359	10,390
Navios Revolving Loans I Transfer | Navios Partners
Loan receivable from affiliate companies			21,384
Long-term liability recognized			33,473
Proceeds from transfer of debt			$ 4,050
Number of shares issued-common stock			13,076,923
Consideration equity component			$ 29,423
Share Repurchase Program
General partnership interests										1,747,206
Minimum | Navios Midstream
Ownership percentage of Navios Holdings							25.00%
Minimum | Share purchase agreement with Navios Partners
Ownership percentage of Navios Holdings												20.00%
Navios Holdings debt | Navios Acquisition
Maximum borrowing capacity					$ 200,000
Loan margin percentage					6.00%
Navios Partners
Deferred gain recognized in Statement of Comprehensive Income							$ 16,171	12,570	(5,979)
Ownership percentage of Navios Holdings							20.00%
Navios Europe I
Due from affiliate							$ 12,013	7,176
Due to affiliate, current							7,769	4,002
Due to affiliate, non current							$ 4,244	3,174
Ownership percentage of Navios Holdings							47.50%
Navios Europe I | Navios Revolving Loans I
Preferred Distribution Percentage							12.70%
Loan receivable from affiliate companies							$ 19,125	11,125
Available amount of loan facility							12,000
Payments to fund loans							8,000
Navios Europe I | Navios Revolving Loans I | Maximum | Funding Commitment
Available amount of loan facility							12,000
Navios Europe II
Due from affiliate							5,312	2,440
Due to affiliate, current							470	1,310
Due to affiliate, non current							$ 5,782	3,750
Ownership percentage of Navios Holdings							47.50%
Navios Europe II | Navios Revolving Loans II
Preferred Distribution Percentage							18.00%
Loan receivable from affiliate companies							$ 16,938	12,063
Available amount of loan facility							4,503
Payments to fund loans							4,875
Navios Europe II | Navios Revolving Loans II | Maximum | Funding Commitment
Available amount of loan facility							4,503
Navios Acquisition
Deferred gain recognized in Statement of Comprehensive Income							$ (43,378)	$ (9,875)	$ 29,801
Ownership percentage of Navios Holdings							35.80%